Income Taxes - Schedule of Deferred Income Taxes Presented on the Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Among current assets ("other receivables and prepaid expenses")	$ 132,064	$ 212,222
Among other assets ("long-term deferred income tax assets")	10,324	4,007
Among short-term liabilities	(288)	(283)
Among long-term liabilities	(2,114)	(2,232)
Net deferred tax assets	$ 139,986	$ 213,714